Loan Commitments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022
Loan Commitments (Details) [Line Items]
Fixed rate loan commitments	$ 519,000
Minimum [Member]
Loan Commitments (Details) [Line Items]
Loan commitments interest rates	2.63%
Loan commitments maturities term	1 year
Maximum [Member]
Loan Commitments (Details) [Line Items]
Loan commitments interest rates	3.00%
Loan commitments maturities term	30 years